JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communications - 6.0%
Alphabet, Inc. - Class A (a)	175,812	$ 23,006,758
Comcast Corp. - Class A	177,800	7,883,652
Walt Disney Co. (The) (a)	44,850	3,635,093
		34,525,503
Consumer Discretionary - 6.7%
Genuine Parts Co.	72,000	10,395,360
Lowe's Cos., Inc.	57,000	11,846,880
McDonald's Corp.	39,500	10,405,880
TJX Cos., Inc. (The)	65,485	5,820,307
		38,468,427
Consumer Staples - 9.2%
Coca-Cola Co. (The)	199,820	11,185,924
Dollar General Corp.	70,905	7,501,749
Estee Lauder Cos., Inc. (The) - Class A	80,000	11,564,000
PepsiCo, Inc.	30,700	5,201,808
Procter & Gamble Co. (The)	36,690	5,351,603
Walmart, Inc.	75,555	12,083,511
		52,888,595
Energy - 6.3%
Chevron Corp.	112,360	18,946,143
Williams Cos., Inc. (The)	514,300	17,326,767
		36,272,910
Financials - 11.8%
American Financial Group, Inc.	93,400	10,429,978
Axis Capital Holdings Ltd.	356,550	20,098,724
Marsh & McLennan Cos., Inc.	66,400	12,635,920
Nasdaq, Inc.	309,300	15,028,887
Willis Towers Watson plc	44,870	9,376,035
		67,569,544
Health Care - 15.7%
Abbott Laboratories	100,518	9,735,168
Cencora, Inc.	94,000	16,917,180
Danaher Corp.	75,343	18,692,598
Medtronic plc	146,336	11,466,889
UnitedHealth Group, Inc.	35,250	17,772,698

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 15.7% (Continued)
Zimmer Biomet Holdings, Inc.	86,600	$ 9,718,252
Zoetis, Inc.	32,892	5,722,550
		90,025,335
Industrials - 11.7%
Amphenol Corp. - Class A	150,800	12,665,692
Honeywell International, Inc.	53,350	9,855,879
Illinois Tool Works, Inc.	52,000	11,976,120
Nordson Corp.	46,300	10,332,771
Northrop Grumman Corp.	27,000	11,885,130
Waste Management, Inc.	68,600	10,457,384
		67,172,976
Real Estate - 1.8%
American Tower Corp.	61,187	10,062,202

Technology - 25.6%
Accenture plc - Class A	41,790	12,834,126
Adobe, Inc. (a)	23,560	12,013,244
Analog Devices, Inc.	59,200	10,365,328
Apple, Inc.	73,760	12,628,450
ASML Holding N.V.	9,100	5,356,806
Fidelity National Information Services, Inc.	158,500	8,760,295
Intuit, Inc.	27,850	14,229,679
Mastercard, Inc. - Class A	32,350	12,807,689
Microsoft Corp.	66,470	20,987,902
Roper Technologies, Inc.	26,000	12,591,280
S&P Global, Inc.	34,757	12,700,555
Visa, Inc. - Class A	50,600	11,638,506
		146,913,860
Utilities - 4.2%
Alliant Energy Corp.	222,010	10,756,385
American Electric Power Co., Inc.	174,300	13,110,846
		23,867,231

Total Common Stocks (Cost $452,224,202)		$ 567,766,583

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (b) (Cost $5,885,954)	5,885,954	$ 5,885,954

Investments at Value - 100.0% (Cost $458,110,156)		$ 573,652,537

Other Assets in Excess of Liabilities - 0.0% (c)		223,599

Net Assets - 100.0%		$ 573,876,136

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.
(c)	Percentage rounds to less than 0.1%.

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communications - 1.6%
New York Times Co. (The) - Class A	46,600	$ 1,919,920

Consumer Discretionary - 7.3%
Floor & Decor Holdings, Inc. - Class A (a)	9,900	895,950
LKQ Corp.	40,100	1,985,351
NVR, Inc. (a)	250	1,490,825
Steven Madden Ltd.	42,300	1,343,871
Texas Roadhouse, Inc.	11,900	1,143,590
Williams-Sonoma, Inc.	10,900	1,693,860
		8,553,447
Consumer Staples - 3.7%
BJ's Wholesale Club Holdings, Inc. (a)	28,700	2,048,319
Coca-Cola Consolidated, Inc.	2,500	1,590,800
Reynolds Consumer Products, Inc.	26,800	686,884
		4,326,003
Energy - 2.3%
DT Midstream, Inc.	25,000	1,323,000
World Kinect Corp.	63,100	1,415,333
		2,738,333
Financials - 12.0%
American Financial Group, Inc.	18,000	2,010,060
Arrow Financial Corp.	55,597	946,267
Axis Capital Holdings Ltd.	36,700	2,068,779
Diamond Hill Investment Group, Inc.	4,900	825,993
Everest Group Ltd.	6,500	2,415,855
Farmers National Banc Corp.	130,400	1,507,424
SEI Investments Co.	35,100	2,114,073
Wintrust Financial Corp.	30,300	2,287,650
		14,176,101
Health Care - 11.2%
Charles River Laboratories International, Inc. (a)	10,100	1,979,398
Chemed Corp.	4,200	2,182,740
Jazz Pharmaceuticals plc (a)	11,600	1,501,504
LeMaitre Vascular, Inc.	27,700	1,509,096
Option Care Health, Inc. (a)	55,500	1,795,425

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 11.2% (Continued)
Repligen Corp. (a)	9,900	$ 1,574,199
U.S. Physical Therapy, Inc.	15,400	1,412,642
Universal Health Services, Inc. - Class B	10,200	1,282,446
		13,237,450
Industrials - 18.2%
A.O. Smith Corp.	30,900	2,043,417
AMN Healthcare Services, Inc. (a)	19,700	1,678,046
Applied Industrial Technologies, Inc.	14,700	2,272,767
Comfort Systems USA, Inc.	6,200	1,056,542
Core & Main, Inc. - Class A (a)	31,900	920,315
Donaldson Co., Inc.	29,100	1,735,524
Gorman-Rupp Co. (The)	50,500	1,661,450
Hubbell, Inc.	3,700	1,159,617
IDEX Corp.	6,900	1,435,338
Littelfuse, Inc.	4,600	1,137,672
Nordson Corp.	9,300	2,075,481
SiteOne Landscape Supply, Inc. (a)	8,200	1,340,290
Watsco, Inc.	4,000	1,510,880
Watts Water Technologies, Inc. - Class A	8,400	1,451,688
		21,479,027
Materials - 9.4%
Avery Dennison Corp.	11,600	2,118,972
H.B. Fuller Co.	27,600	1,893,636
Hawkins, Inc.	34,000	2,000,900
Reliance Steel & Aluminum Co.	3,400	891,582
RPM International, Inc.	15,600	1,479,036
Sonoco Products Co.	26,700	1,451,145
UFP Industries, Inc.	11,700	1,198,080
		11,033,351
Real Estate - 6.6%
Camden Property Trust	6,400	605,312
Community Healthcare Trust, Inc.	49,300	1,464,210
Equity LifeStyle Properties, Inc.	24,600	1,567,266
Jones Lang LaSalle, Inc. (a)	8,800	1,242,384
NNN REIT, Inc.	46,900	1,657,446

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 6.6% (Continued)
STAG Industrial, Inc.	37,400	$ 1,290,674
		7,827,292
Technology - 22.7%
Amdocs Ltd.	14,200	1,199,758
Bentley Systems, Inc.	25,200	1,264,032
Blackbaud, Inc. (a)	23,800	1,673,616
CACI International, Inc. - Class A (a)	5,300	1,663,829
Dynatrace, Inc. (a)	36,600	1,710,318
Fair Isaac Corp. (a)	1,600	1,389,648
Genpact Ltd.	42,200	1,527,640
Globant S.A. (a)	7,400	1,464,090
ICF International, Inc.	8,700	1,051,047
Jack Henry & Associates, Inc.	8,400	1,269,576
Leidos Holdings, Inc.	19,700	1,815,552
Lumentum Holdings, Inc. (a)	14,700	664,146
MAXIMUS, Inc.	22,800	1,702,704
Paylocity Holding Corp. (a)	6,900	1,253,730
PTC, Inc. (a)	9,200	1,303,456
Sapiens International Corp. N.V.	57,300	1,629,039
Tyler Technologies, Inc. (a)	5,200	2,007,928
WEX, Inc. (a)	4,900	921,641
Zebra Technologies Corp. - Class A (a)	5,000	1,182,650
		26,694,400
Utilities - 3.9%
Atmos Energy Corp.	14,500	1,535,985
Portland General Electric Co.	32,200	1,303,456
Unitil Corp.	42,200	1,802,362
		4,641,803

Total Common Stocks (Cost $103,345,291)		$ 116,627,127

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (b) (Cost $1,282,897)	1,282,897	$ 1,282,897

Investments at Value - 100.0% (Cost $104,628,188)		$ 117,910,024

Liabilities in Excess of Other Assets - (0.0%) (c)		(23,395)

Net Assets - 100.0%		$ 117,886,629

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.
(c)	Percentage rounds to less than 0.1%.

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communications - 8.9%
Baidu, Inc. - ADR (a)	1,800	$ 241,830
Deutsche Telekom AG - ADR	7,100	148,816
KDDI Corp. - ADR	22,600	346,232
Orange S.A. - ADR	7,500	86,175
PDLT, Inc. - ADR	11,000	227,260
Publicis Groupe S.A. - ADR	22,100	417,027
RTL Group S.A. - ADR	15,000	51,614
SK Telecom Co. Ltd. - ADR	4,600	98,716
Tencent Holdings Ltd. - ADR	8,400	324,828
WPP plc - ADR	1,800	80,244
		2,022,742
Consumer Discretionary - 9.7%
Alibaba Group Holding Ltd. - ADR (a)	2,000	173,480
Bridgestone Corp. - ADR	8,200	159,408
Bunzl plc - ADR	7,700	275,891
CIE Financiere Richemont S.A. - ADR	22,000	266,420
Daimler Truck Holding AG - ADR	2,200	37,994
Honda Motor Co. Ltd. - ADR	5,500	185,020
JD.com, Inc. - ADR	1,700	49,521
Kering S.A. - ADR	6,000	272,580
Magna International, Inc.	6,000	321,660
Mercedes-Benz Group AG	3,600	250,200
Toyota Motor Corp. - ADR	1,100	197,725
		2,189,899
Consumer Staples - 8.0%
ITOCHU Corp. - ADR	3,700	267,584
L'Oreal S.A. - ADR	2,800	232,008
Nestlé S.A. - ADR	2,800	316,876
Reckitt Benckiser Group plc - ADR	5,900	82,541
Shoprite Holdings Ltd. - ADR	32,100	403,176
Unilever plc - ADR	2,200	108,680
Wal-Mart de Mexico S.A.B. de C.V. - ADR	10,600	398,136
		1,809,001
Energy - 3.9%
BP plc - ADR	4,000	154,880

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Energy - 3.9% (Continued)
Daqo New Energy Corp. - ADR (a)	3,700	$ 111,999
Gazprom PJSC - ADR (a)	14,000	140
Shell plc - ADR	4,600	296,147
TotalEnergies SE - ADR	2,352	154,668
Woodside Energy Group Ltd. - ADR	7,599	176,981
		894,815
Financials - 19.1%
Admiral Group plc - ADR	8,200	236,980
Allianz SE - ADR	10,700	254,446
Banco Santander S.A. - ADR	37,155	139,703
Bank of Montreal	1,240	104,619
Barclays plc - ADR	15,000	116,850
BNP Paribas S.A. - ADR	6,100	193,675
China Construction Bank Corp. - ADR	23,000	257,600
Deutsche Boerse AG - ADR	7,000	120,680
Industrial & Commercial Bank of China Ltd. - ADR	33,800	322,452
KB Financial Group, Inc. - ADR	2,400	98,664
Legal & General Group plc - ADR	9,900	134,640
Manulife Financial Corp.	7,720	141,122
Mitsubishi UFJ Financial Group, Inc. - ADR	40,000	339,600
ORIX Corp. - ADR	2,450	230,006
Royal Bank of Canada	1,900	166,136
Sumitomo Mitsui Financial Group, Inc. - ADR	56,100	552,584
Tokio Marine Holdings, Inc. - ADR	18,900	438,857
Toronto-Dominion Bank (The)	2,700	162,702
United Overseas Bank Ltd. - ADR	4,100	170,806
Zurich Insurance Group AG - ADR	3,240	148,327
		4,330,449
Health Care - 10.1%
Alcon, Inc.	2,900	223,474
Astellas Pharma, Inc. - ADR	17,600	243,760
Bayer AG - ADR	10,700	128,400
Dr. Reddy's Laboratories Ltd. - ADR	3,340	223,346
Novartis AG - ADR	2,480	252,613
Novo Nordisk A/S - ADR	5,400	491,075
Roche Holding AG - ADR	10,500	356,265

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 10.1% (Continued)
Sanofi - ADR	2,000	$ 107,280
Takeda Pharmaceutical Co. Ltd. - ADR	9,340	144,490
Taro Pharmaceutical Industries Ltd. (a)	3,000	113,130
		2,283,833
Industrials - 6.9%
ABB Ltd. - ADR	2,900	103,211
Accelleron Industries AG	145	3,743
Atlas Copco AB - ADR	28,400	380,560
BAE Systems plc - ADR	3,800	187,910
Compass Group plc - ADR	6,500	158,275
Schneider Electric SE - ADR	13,200	435,468
Sensata Technologies Holding plc	2,200	83,204
Siemens AG - ADR	2,900	207,205
		1,559,576
Materials - 9.4%
Air Liquide S.A. - ADR	5,025	169,192
BASF SE - ADR	7,400	83,472
BHP Group Ltd. - ADR	5,400	307,152
Cemex S.A.B. de C.V. - ADR (a)	30,300	196,950
Companhia Siderurgica Nacional S.A. - ADR	57,100	136,469
Newcrest Mining Ltd. - ADR	10,900	172,656
Nitto Denko Corp. - ADR	9,000	295,200
POSCO Holdings, Inc. - ADR	4,200	430,500
Rio Tinto plc - ADR	1,570	99,915
Vale S.A. - ADR	17,300	231,820
		2,123,326
Real Estate - 1.6%
Sun Hung Kai Properties Ltd. - ADR	34,700	367,126

Technology - 17.1%
ASML Holding N.V.	660	388,516
Capgemini SE - ADR	4,000	139,760
CGI, Inc. (a)	5,100	502,299
Infosys Ltd. - ADR	20,100	343,911
Lenovo Group Ltd. - ADR	20,700	423,729
Open Text Corp.	11,500	403,650

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Technology - 17.1% (Continued)
PDD Holdings, Inc. - ADR (a)	1,200	$ 117,684
RELX plc - ADR	4,200	141,540
SAP SE - ADR	2,200	284,504
Sony Group Corp. - ADR	4,500	370,845
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,300	373,670
United Microelectronics Corp. - ADR	55,700	393,242
		3,883,350
Utilities - 3.2%
Enel S.p.A. - ADR	33,700	205,233
Iberdrola S.A. - ADR	6,300	281,862
National Grid plc - ADR	1,629	98,766
SSE plc - ADR	6,900	135,482
		721,343

Total Common Stocks (Cost $17,434,928)		$ 22,185,460

PREFERRED STOCKS - 0.6%	Shares	Value
Financials - 0.6%
Itau Unibanco Holding S.A. - ADR (Cost $129,573)	24,800	$ 133,176

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class Z, 5.22% (b) (Cost $227,618)	227,618	$ 227,618

Investments at Value - 99.5% (Cost $17,792,119)		$ 22,546,254

Other Assets in Excess of Liabilities - 0.5%		118,412

Net Assets - 100.0%		$ 22,664,666

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

A/S	- Aktieselskab
AB	- Aktiebolag
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
PJSC	- Public Joint-Stock Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
S.p.A.	- Societa per azioni
SE	- Societe Europaea

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

MUNICIPAL BONDS - 98.2%	Coupon	Maturity	Par Value	Value
General Obligation - City - 7.1%
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	$ 1,000,000	$ 1,004,658
Columbus Ohio GO Unlimited, Series 2015-A	3.000%	07/01/27	2,565,000	2,469,127
Columbus Ohio GO Unlimited, Series 2017-A	4.000%	04/01/31	1,000,000	1,008,001
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/38	750,000	794,044
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/41	3,120,000	3,275,579
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/36	775,000	740,218
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/37	810,000	761,813
Dublin Ohio GO Limited, Series 2015	4.000%	12/01/28	500,000	504,180
Lakewood Ohio GO Limited, Series A	4.000%	12/01/28	840,000	849,645
Reynoldsburg Ohio GO Limited, Series 2018	4.000%	12/01/30	1,000,000	1,009,476
Reynoldsburg Ohio GO Limited, Series 2018	4.000%	12/01/31	595,000	599,210
Strongsville Ohio GO Limited, Series 2016	4.000%	12/01/30	350,000	351,110
				13,367,061
General Obligation - County - 1.9%
Butler County Ohio GO Unlimited	5.250%	12/01/26	1,000,000	1,024,614
Lorain County Ohio GO Unlimited, Series 2017	4.000%	12/01/30	450,000	451,154
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,007,079
Lucas County Ohio GO Limited, Series 2018	4.000%	10/01/29	605,000	608,328
Summit County Ohio GO Limited, Series 2016	4.000%	12/01/31	500,000	501,808
				3,592,983
General Obligation - State - 1.6%
Pennsylvania GO Unlimited, Series 2018	4.000%	03/01/37	1,000,000	959,929
Washington GO Unlimited, Series 2022-A	5.000%	08/01/44	2,000,000	2,067,829
				3,027,758
Higher Education - 25.7%
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/30	750,000	778,760
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/31	500,000	518,895
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/32	500,000	518,873

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 25.7% (Continued)
Bowling Green State University Ohio Revenue, Series 2020-A	5.000%	06/01/37	$ 1,000,000	$ 1,051,189
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,473,420
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,280,327
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	940,065
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,132,046
Kent State University Ohio Revenue, Series 2019	5.000%	05/01/31	1,000,000	1,082,731
Kent State University Ohio Revenue, Series 2022	5.000%	05/01/35	2,000,000	2,150,377
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	967,138
Miami University Ohio General Receipts Revenue, Series 2017	5.000%	09/01/31	735,000	760,410
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/36	1,000,000	955,639
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	2,736,200
Ohio Higher Education Faciliites Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,030,670
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,091,316
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,723,424
Ohio Higher Education Facilities Revenue - Denison University	5.000%	11/01/53	5,000,000	5,048,625
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	605,489
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	1,350,000	1,412,918

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 25.7% (Continued)
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	$ 1,050,000	$ 992,098
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,059,617
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	5.000%	12/01/36	470,000	481,602
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	567,722
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	602,430
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	663,569
Ohio Higher Education Facilities Revenue - Xavier University, Series 2015-C	5.000%	05/01/32	1,000,000	1,014,928
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	991,095
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	542,296
University of Akron Ohio General Receipts Revenue, Series 2019-A	4.000%	01/01/27	2,050,000	2,060,687
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/27	350,000	360,497
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	415,238
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	448,194
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	651,576
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	729,352
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,025,032
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	415,566
University of Cincinnati General Receipts Revenue, Series 2019-A	5.000%	06/01/36	1,250,000	1,310,449

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 25.7% (Continued)
University of Cincinnati General Receipts Revenue, Series C	5.000%	06/01/39	$ 1,250,000	$ 1,258,330
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	511,756
University of Toledo Revenue, Series B	5.000%	06/01/27	1,590,000	1,653,624
University of Toledo Revenue, Series B	5.000%	06/01/31	500,000	533,920
University of Toledo Revenue, Series 2017-A	5.000%	06/01/34	1,000,000	1,029,628
				48,577,718
Hospital/Health Bonds - 7.8%
Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue, Series 2016-X	5.000%	05/15/30	1,005,000	1,075,119
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	5.000%	11/01/32	500,000	521,966
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	758,999
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,210,319
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	3,100,000	3,131,776
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, Series 2019-CC	5.000%	11/15/41	2,410,000	2,475,239
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital, Series 2019-CC	5.000%	11/15/49	1,300,000	1,298,825
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,011,849
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,183,615
				14,667,707
Housing - 8.1%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/34	1,000,000	980,522
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	2,000,000	1,858,268

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Housing - 8.1% (Continued)
FHLMC, Series M-053	2.550%	06/15/35	$ 3,768,560	$ 2,958,216
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,861,319	1,617,650
Kentucky Certificates of Participation, Series 2018-A	4.000%	04/15/28	695,000	697,834
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	500,000	495,655
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	2,340,000	2,474,949
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019 SER C	3.875%	05/01/50	1,215,000	1,181,530
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	2,010,000	1,928,491
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	655,000	630,512
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	483,379
				15,307,006
Other Revenue - 7.3%
Akron Ohio Certificate of Participation, Series 2018	5.000%	12/01/25	500,000	510,090
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	875,887
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	4.750%	11/01/30	500,000	513,336
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	5.000%	11/01/32	525,000	541,926
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	667,738
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	2.900%	07/15/34	1,025,000	1,020,854

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Other Revenue - 7.3% (Continued)
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	$ 1,000,000	$ 900,929
Ohio Special Obligation Revenue, Series 2016-C	5.000%	12/01/29	510,000	530,644
Ohio Special Obligation Revenue, Series 2018-A	5.000%	10/01/31	1,945,000	2,050,991
Ohio Special Obligation Revenue, Series 2020-B	5.000%	04/01/39	1,000,000	1,038,327
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,051,389
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	701,717
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	382,673
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	541,029
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	371,023
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	367,087
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/27	220,000	220,349
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	435,236
				13,721,225
Revenue Bonds - Facility - 2.0%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/28	450,000	479,322
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/29	375,000	403,243
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/30	600,000	644,818
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	505,000	541,659
Ohio Parks and Recreation Capital Facilities Revenue, Series 2015-A	5.000%	02/01/30	500,000	508,131

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue Bonds - Facility - 2.0% (Continued)
Ohio Parks and Recreation Capital Facilities Revenue, Series 2018-A	5.000%	12/01/35	$ 1,160,000	$ 1,215,352
				3,792,525
Revenue Bonds - Water & Sewer - 7.2%
Cincinnati Ohio Water System Revenue, Series C	4.000%	12/01/30	1,000,000	1,009,087
Ohio State Water Development Authority Revenue, Series 2020-A	5.000%	12/01/39	1,165,000	1,220,624
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,353,178
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,461,887
Ohio Water Development Authority Revenue Pollution Control, Series 2017-A	5.000%	12/01/31	1,130,000	1,175,918
Ohio Water Development Authority Revenue Pollution Control, Series 2021-A	5.000%	12/01/40	1,000,000	1,054,186
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	401,337
Wise County Virginia Soil & Wastewater, Series 2010-A	1.200%	11/01/40	1,000,000	973,059
				13,649,276
School District - 23.5%
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/29	675,000	677,118
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/30	650,000	651,667
Ashland Ohio CSD GO Unlimited, Series 2021	4.000%	11/01/28	505,000	514,878
Athens City School District, Series 2019-A	4.000%	12/01/33	750,000	750,620
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	975,968
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	326,143
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	615,000	633,012
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	500,326
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,292,633

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.5% (Continued)
Big Walnut Ohio LSD GO Unlimited, Series 2019	4.000%	12/01/33	$ 500,000	$ 500,396
Bloom Carroll Ohio LSD GO Unlimited (SDCP), Series 2018-A	4.000%	11/01/29	325,000	329,875
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,603,707
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,150,465
Chillicothe Ohio SD GO Unlimited (AGM Insured), Series 2016	4.000%	12/01/29	400,000	400,669
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,000,771
Colorado State Building Excellent Schools Today Certificate of Participation, Series 2018-L	4.000%	03/15/30	1,000,000	1,007,729
Columbus Ohio CSD GO Unlimited, Series 2016-B	4.000%	12/01/29	400,000	402,790
Daviess County Kentucky SD GO Unlimited, Series 2020	5.000%	06/01/27	1,825,000	1,886,470
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	674,375
Dublin Ohio CSD Facilities Construction and Improvement, Series 2019-A	4.000%	12/01/34	500,000	500,141
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	1,000,000	1,006,679
Festus Missouri SD Certificates of Participation, Series 2021-B	4.000%	04/01/26	875,000	877,121
Glenwillow Village Ohio Bond Anticipation Notes Service Center Building Improvement, Series 2023	4.250%	10/18/23	1,700,000	1,699,732
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	2,616,689
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	974,749
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	803,343

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.5% (Continued)
Huntington County Indiana Countryside School Building Corp. Revenue, Series 2018	4.000%	01/15/28	$ 1,000,000	$ 1,000,916
Johnstown-Monroe Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/29	800,000	806,552
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	401,840
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	533,925
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	512,847
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	415,125
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	618,721
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	540,366
Menifee County Kentucky SD Financial Corp. Revenue, Series 2019	3.000%	08/01/27	615,000	582,131
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,359,725
North Olmstead Ohio CSD Go Unlimited, Series 2017	4.000%	12/01/29	500,000	503,701
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,008,041
Owen County Kentucky SD Revenue, Series 2017	4.000%	04/01/27	1,320,000	1,319,645
Palm Beach Florida SD Certificate of Participation, Series 2021-A	5.000%	08/01/39	1,000,000	1,033,472
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	913,873
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,883,128
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	925,983
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP), Series 2017	4.000%	12/01/27	965,000	967,000

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.5% (Continued)
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	$ 580,000	$ 574,037
Toledo Ohio CSD GO Unlimited, Series 2015	5.000%	12/01/29	660,000	679,181
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/28	410,000	414,708
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/29	500,000	504,095
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/30	350,000	352,338
Upper Arlington Ohio Special Obligation Income Tax Revenue Community Center, Series 2023	4.000%	12/01/35	500,000	491,627
Upper Arlington Ohio Special Obligation Income Tax Revenue Community Center, Series 2023	4.000%	12/01/37	500,000	474,722
Wentzville R-IV SD Of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	394,430
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	555,000	582,130
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	804,024
				44,356,349
State Agency - 6.0%
Kentucky Association of Counties Finance Corp. Revenue, Series 2018-E	4.000%	02/01/29	575,000	573,014
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	08/01/29	600,000	611,702
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/30	600,000	611,180
Ohio Common Schools, Series 2019-A	5.000%	06/15/35	1,000,000	1,061,779
Ohio Common Schools, Series 2019-A	5.000%	06/15/39	2,000,000	2,078,962
Ohio Higher Education, Series 2017-A	5.000%	05/01/31	850,000	868,864
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2021-A	3.000%	03/01/52	1,715,000	1,613,561
Ohio Infrastructure Improvement, Series 2021-A	5.000%	03/01/41	1,500,000	1,573,384

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
State Agency - 6.0% (Continued)
Pennsylvania State Refunding, Series 2017	4.000%	01/01/30	$ 645,000	$ 649,805
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, Series 2022-A	5.000%	10/01/35	1,000,000	1,053,488
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	708,725
				11,404,464

Total Municipal Bonds (Cost $206,864,181)				$ 185,464,072

MONEY MARKET FUNDS - 0.2%			Shares	Value
Dreyfus AMT-Free Tax Cash Management Fund - Institutional Class, 3.96% (a) (Cost $394,316)			394,391	$ 394,312

Investments at Value - 98.4% (Cost $207,258,497)				$ 185,858,384

Other Assets in Excess of Liabilities - 1.6%				3,077,076

Net Assets - 100.0%				$ 188,935,460

(a)	The rate shown is the 7-day effective yield as of September 30, 2023.